Schedule of share capital (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Balance		$ 3,311,730	$ 4,989,957	$ 5,117,485
Share issue costs			(111,534)	(403,373)
Balance		3,825,677	3,311,730	4,989,957
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance		$ 48,588,888	$ 47,930,486	$ 45,038,037
Balance, shares		1,382,185	1,276,248	20,528,803
Reduction of ordinary shares due to Reverse Share Split
Reduction of ordinary shares due to Reverse Share Split, shares				(19,497,565)
Share based payments		$ 102,673
Share based payments, shares		13,430
Share issue, debt extinguishment		$ 1,106,260
Share issue, debt extinguishment, shares		101,026
Share issue, share restitution		$ 316,287
Share issue, share restitution, shares		28,884
Share issue, At the Market Offering	[1]	$ 3,259,448	$ 769,936	$ 3,295,822
Share issue, At The Market Offering, shares	[1]	273,530	105,937	245,010
Balance		$ 53,373,556	$ 48,700,422	$ 48,333,859
Balance, shares		1,799,055	1,382,185	1,276,248
Share issue costs		$ (172,459)	$ (111,534)	$ (403,373)
Balance		$ 53,201,097	$ 48,588,888	$ 47,930,486
Net share capital (shares)		1,799,055	1,382,185	1,276,248

[1]	On 15 April 2025, the Group filed a prospectus supplement to our registration statement on Form F-3, File No. 333-272066 (as amended) allowing the Group to raise a further US$1,838,680, through the sale of our ordinary shares from time to time, pursuant to an At The Market Offering Agreement with H.C. Wainwright & Co., LLC. Post-30 June 2025, the Group has raised a further US$514,656 (A$781,581) before costs.